Leases - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Operating Leased Assets [Line Items]
Operating lease, weighted average remaining lease term	1 year		1 year		3 years
Operating lease, weighted average discount rate	6.00%		6.00%		6.00%
Operating Lease Cost:
Fixed lease cost	$ 268	$ 213	$ 773	$ 638	$ 1,005	$ 1,030
Variable lease cost	81	3	200	118	154	253
Total operating lease cost	349	210	973	756	1,391	1,533
Fixed Lease Cost					851	777
Total	$ 268	$ 213	773	638	1,005	1,030
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases			706	685	916	756
Operating cash flows for finance leases			0	12	15	115
Financing cash flows for finance leases			0	933	1,192	1,215
Right-of-use assets obtained in exchange of lease obligations:
Right-of-use assets obtained in exchange for new operating lease liabilities			$ 1,981	$ 0	$ 0	$ 1,158
Operating lease,Option to extend					5
Operating lease, Option to extend , finance					5
Maximum [Member]
Right-of-use assets obtained in exchange of lease obligations:
Operaing lease,remaining lease term					4 years
Finance lease,remaining lease term					4 years
Minimum [Member]
Right-of-use assets obtained in exchange of lease obligations:
Operaing lease,remaining lease term					1 year
Finance lease,remaining lease term					1 year